Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Stockholder Notes	Accumulated Deficit	Accumulated Other Comprehensive Loss
Balance at Dec. 29, 2012	$ (374,320)	$ 636	$ 179	$ (5,471)	$ (369,664)
Balance (in shares) at Dec. 29, 2012		63,609,884
Increase (Decrease) in Shareholders' Equity
Net income (loss)	(57,047)				(57,047)
Issuance of stock	1,000	$ 10	990
Issuance of stock (in shares)		986,260
Issuance of liability classified restricted stock (in shares)		856,616
Stock-based compensation	2,049	$ 2	2,047
Capital contribution (in shares)		5,515,318
Capital contribution	5,592	$ 55	5,537
Stock compensation activity (in shares)		172,593
Redemption of stock (in shares)		(7,199,359)
Redemption of stock	(7,299)	$ (72)	(7,227)
Reclassification of liability based awards to equity	937	9	928
Change in accounting from equity to liability based stock awards	(1,073)	(2)	(1,071)
Stockholder notes:
Interest	(28)			(28)
Issuance	(1,067)			(1,067)
Retirement	3,905			3,905
Balance at Dec. 28, 2013	(427,351)	$ 638	1,383	(2,661)	(426,711)
Balance (in shares) at Dec. 28, 2013		63,941,312
Increase (Decrease) in Shareholders' Equity
Net income (loss)	(37,943)				(37,943)
Issuance of liability classified restricted stock (in shares)		1,060,406
Capital contribution (in shares)		442,784
Capital contribution	449	$ 4	445
Redemption of stock (in shares)		(442,784)
Redemption of stock	(449)	$ (4)	(445)
Reclassification of liability based awards to equity	403	3	400
Change in fair value of derivatives	(2,294)					$ (2,294)
Stockholder notes:
Interest	(44)			(44)
Issuance	(413)			(413)
Retirement	604			604
Balance at Jan. 03, 2015	(467,038)	$ 641	1,783	(2,514)	(464,654)	(2,294)
Balance (in shares) at Jan. 03, 2015		65,001,718
Increase (Decrease) in Shareholders' Equity
Net income (loss)	37,111				37,111
Issuance of liability classified restricted stock (in shares)		1,228,646
Redemption of stock (in shares)		(172,596)
Redemption of stock	(320)	$ (2)	(318)
Reclassification of liability based awards to equity	2,096	12	2,084
Change in fair value of derivatives	2,294					$ 2,294
Stockholder notes:
Interest	(50)			(50)
Issuance	(1,497)			(1,497)
Retirement	177			177
Balance at Jan. 02, 2016	(427,227)	$ 651	3,549	(3,884)	(427,543)
Balance (in shares) at Jan. 02, 2016		66,057,768
Increase (Decrease) in Shareholders' Equity
Net income (loss)	103,143				103,143
Issuance of stock	216,451	$ 111	216,340
Issuance of stock (in shares)		11,090,000
Other stock issuances	82		82
Other stock issuances (in shares)		3,232
Issuance of liability classified restricted stock (in shares)		79,037
Stock compensation activity (in shares)		352,370
Redemption of stock (in shares)		(294,508)
Stock compensation activity	6,762	$ 4	6,758
Dividends	(11,032)				(11,032)
Redemption of stock	(2,003)	(3)	(2,000)
Initial obligation under tax receivable agreement	(254,155)		(254,155)
Reclassification of liability based awards to equity	35,312	10	35,302
Stockholder notes:
Interest	(20)			(20)
Issuance	(232)			(232)
Retirement	3,238			3,238
Balance at Oct. 01, 2016	$ (329,681)	$ 773	$ 5,876	$ (898)	$ (335,432)
Balance (in shares) at Oct. 01, 2016		77,287,899